Losses per Share (Tables)	6 Months Ended
Jun. 30, 2017
Losses per Share [Abstract]
Losses per Share
	Six-month period ended June 30,
	2016			2017
	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips Inc	(115,923)	-	-	(26,351)	-	-
Less: Series C Convertible Preferred Stock dividends	(56)	-	-	-	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$(115,979)	57	$(2,038,822.14)	$(26,351)	243,433	$(108.25)